Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Interest And Finance Costs
For the years ended December 31, 2015 and 2014 and for the period from March 20, 2013 (date of inception) to December 31, 2013, Financial expense, net consists of:

	Year ended December 31,		Period from March 20, 2013 (date of inception) to December 31,
	2015	2014	2013
Interest expense	$998	$—	$—
Amortization of deferred financing costs	1,988	150	—
Write off	16,085	—	—
other, net	453	22	8
	$19,524	$172	$8

Schedule of Debt
The Company’s long-term debt consists of Senior Notes and bank loans, summarized as follows:

	As of December 31,
	2015	2014

Senior Notes	$73,625	$73,625

Bank Loans:
$39.6 Million Credit Facility	$30,754	$33,550
$409 Million Credit Facility	94,473	—
$330 Million Credit Facility	173,950	—
$42 Million Credit Facility	36,588	—
$67.5 Million Credit Facility	29,666	—
$411.3 Million Credit Facility	83,261	—
$12.5 Million Credit Facility	11,750	—
	460,442	33,550
Less: Current portion	(110,226)	(3,300)
	$350,216	$30,250

Schedule of Maturities of Long-term Debt
The future principal repayments under the Company’s long-term debt over the next five years on our Senior Notes and the seven credit facilities for which we had balances as of December 31, 2015 is as follows:

	2016	2017	2018	2019	2020		Thereafter	Total
Senior Notes	$—	$—	$—	$73,625	$—		$—	$73,625
$39.6 Million Credit Facility	2,796	1,915	1,915	24,128	—		—	30,754
$409 Million Credit Facility	6,102	6,370	6,370	6,370	69,261		—	94,473
$330 Million Credit Facility	14,913	14,913	14,913	14,913	14,913		99,385	173,950
$42 Million Credit Facility	2,566	2,567	2,567	2,567	2,567		23,754	36,588
$411.3 Million Credit Facility	83,261	—	—	—	—		—	83,261
$67.5 Million Credit Facility	—	2,284	2,284	2,284	2,284	—	20,530	29,666
$12.5 Million Credit Facility	588	783	783	783	8,813		—	11,750
Total	$110,226	$28,832	$28,832	$124,670	$97,838		$143,669	$534,067

Outstanding and available debt balances
A summary of our outstanding balances and amounts available under our credit facilities as of December 31, 2015 is as follows:

	As of December 31, 2015
	Amount outstanding	Amount available
$39.6 Million Credit Facility	$30,754	$—
$409 Million Credit Facility	94,473	162,141
$330 Million Credit Facility	173,950	135,000
$42 Million Credit Facility	36,588	—
$67.5 Million Credit Facility	29,666	32,700
$411.3 Million Credit Facility	83,261	—
$12.5 Million Credit Facility	11,750	—
$27.3 Million Credit Facility	—	27,250
Total available	$460,442	$357,091